Note 12 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Short-term Debt [Table Text Block]
	At or For the Year Ended December 31,
	2016	2015
FHLB short-term borrowings:
Average balance outstanding	$5,692	$7,077
Maximum amount outstanding at any month-end during the period	7,000	8,000
Balance outstanding at end of period	7,000	6,000
Average interest rate during the period	0.54%	0.35%
Weighted average interest rate at end of period	0.74%	0.45%

Federal Home Loan Bank Advances [Member]
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2016		December 31, 2015
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2016	$--	--%	$1,000	0.88%
2017	2,500	1.15	2,500	1.15
2018	3,000	1.46	3,000	1.46
2019	2,000	1.95	1,000	2.02
2020	1,000	2.15	--	--
Total FHLB long-term debt	$8,500	1.56%	$7,500	1.35%